Earnings per share (Details) - € / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Earnings per share
Weighted number of shares outstanding	188,020,542	185,702,736
Net loss per share basic	€ (0.64)	€ (2.21)